Sales - Trade receivables - Allowances reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Opening balance	€ (782)	€ (774)	€ (820)
Net addition with impact on income statement	(286)	(251)	(275)
Losses on trade receivables	255	257	315
Changes in the scope of consolidation	(2)	(1)	(3)
Translation adjustment	(1)	7	18
Reclassifications and other items	0	2	(9)
Reclassification to assets held for sale	0	0	0
Closing balance	(816)	(782)	€ (774)
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Opening balance	(22)
Closing balance		(22)
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Opening balance	€ (760)
Closing balance		€ (760)